Acquisition (Details) (USD $)	Sep. 30, 2013	Feb. 26, 2013 Beam Acquisition [Member]	Apr. 03, 2013 Car Charging Group Inc [Member]	Apr. 22, 2013 350 Green Acquisition [Member]
Summary of preliminary fair value of assets acquired and liabilities assumed
Cash		$ 69	$ 652	$ 33,632
Fixed assets, net		489,155		4,137,166
Amortizable intangible assets	4,150,541	1,467,000	891,408	1,792,133
Current liabilities		(631,945)	(114)	(4,321,365)
Deferred revenue				(2,527,402)
Net identifiable assets		1,324,279	891,946	(885,836)
Goodwill		782,440		2,050,361
Total consideration given		$ 2,106,719	$ 891,946	$ 1,164,525